Dividends	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Dividends
20.	Dividends
Dividends declared for which the effective date falls in the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:
Fiscal year ended March 31, 2018

Resolution	Board of directors on April 27, 2017
Type of shares	Ordinary shares
Total dividends JPY (millions)	15,592
Source of dividends	Retained earnings
Dividends per share (JPY)	6
Record date	March 31, 2017
Effective date	June 1, 2017
Fiscal year ended March 31, 2019

Resolution	Board of directors on April 27, 2018
Type of shares	Ordinary shares
Total dividends JPY (millions)	15,591
Source of dividends	Retained earnings
Dividends per share (JPY)	60
Record date	March 31, 2018
Effective date	June 1, 2018
Fiscal year ended March 31, 2020

Resolution	Board of directors on April 26, 2019
Type of shares	Ordinary shares
Total dividends JPY (millions)	10,393
Source of dividends	Retained earnings
Dividends per share (JPY)	40
Record date	March 31, 2019
Effective date	June 3, 2019

Resolution	Board of directors on October 29, 2019
Type of shares	Ordinary shares
Total dividends JPY (millions)	7,795
Source of dividends	Retained earnings
Dividends per share (JPY)	30
Record date	September 30, 2019
Effective date	December 2, 2019
Dividends declared for which the record date is in the fiscal year ended March 31, 2020, but the effective date falls in the following fiscal year are as follows:

Resolution	Board of directors on May 12, 2020
Type of shares	Ordinary shares
Total dividends JPY (millions)	10,393
Source of dividends	Retained earnings
Dividends per share (JPY)	40
Record date	March 31, 2020
Effective date	June 1, 2020